COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Estimated use of liability (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Estimated use of liabilities
Revenue from contracts with customers	$ 183,730	$ 284,774
Up to 1 year [member]
Estimated use of liabilities
Revenue from contracts with customers	73,976
More than a year up to two years
Estimated use of liabilities
Revenue from contracts with customers	43,352
More than 24 months [member]
Estimated use of liabilities
Revenue from contracts with customers	$ 66,402